PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.9%
Asset-Backed Securities 12.4%
Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.226%(c)	07/15/31	5,000	$5,002,499
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.379(c)	10/13/30	5,000	5,000,213
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.406(c)	07/15/29	20,000	19,999,996
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.224(c)	11/27/31	65,000	64,954,766
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.225(c)	07/26/31	10,000	9,996,788

Bain Capital Credit CLO (Cayman Islands), Series 2019-02A, Class AR, 144A	—(p)	10/17/32	50,000	50,000,000
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.174(c)	07/17/28	1,851	1,850,771
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.194(c)	05/17/31	14,000	13,996,014

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.376(c)	10/15/30	15,000	15,000,984
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.226(c)	04/15/32	45,000	44,967,420
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.474(c)	07/20/32	32,500	32,505,428
Series 2015-05A, Class A1RR, 144A	0.000(cc)	01/20/32	43,000	43,004,558

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.314(c)	07/20/34	19,500	19,482,436
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.105(c)	04/24/31	18,150	18,159,068
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.264(c)	10/17/30	20,000	19,996,480

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands), (cont’d.)
Series 2017-02A, Class AR, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.084%(c)	04/20/30	99,000	$98,978,913

Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A	0.000(cc)	07/20/34	60,000	59,785,704
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.356(c)	10/15/29	10,000	10,000,305
Elmwood CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.584(c)	10/20/33	17,500	17,554,863
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.274(c)	04/20/34	49,000	48,829,911
Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1AR, 144A	—(p)	10/20/34	50,000	49,987,500
KVK CLO Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A	—(p)	10/15/34	25,000	24,993,750
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.876(c)	04/15/29	10,270	10,268,323
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.245(c)	04/25/32	53,375	53,334,558

Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.825(c)	11/15/31	35,000	35,182,123
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.254(c)	04/21/31	29,645	29,645,509
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.332(c)	06/20/34	40,000	40,022,372
Series 2020-22A, Class A1, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.040(c)	09/01/31	18,000	18,097,097

Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.248(c)	04/22/30	45,000	45,146,835
Ocean Trails CLO Ltd. (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.144(c)	04/17/30	30,000	29,997,162

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.184%(c)	07/20/30	16,750	$16,742,504
OZLM IX Ltd. (Cayman Islands), Series 2014-09A, Class A1A3, 144A	—(p)	10/20/31	75,000	75,000,000
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.379(c)	10/30/30	34,622	34,653,784
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.234(c)	07/20/30	27,350	27,356,419
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.226(c)	07/16/31	45,000	45,010,170

Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.384(c)	10/17/30	35,000	35,002,566
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.300(c)	07/25/31	21,000	21,000,011
Signal Peak CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.235(c)	04/25/31	10,000	9,997,082
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.374(c)	07/20/30	20,000	20,010,244
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.784(c)	10/20/31	16,000	16,026,646
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.195(c)	01/26/31	10,000	10,010,053
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.284(c)	04/18/31	21,243	21,237,058
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.208(c)	10/23/31	40,000	39,986,248
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.114(c)	10/20/30	25,000	24,986,845
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.193(c)	01/20/32	60,000	59,956,860

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A	0.000(cc)	07/23/33	45,000	44,926,951

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1RR, 144A	0.000%(cc)	10/29/34	25,000	$25,000,000
Telos CLO Ltd. (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.434(c)	07/17/26	611	610,957
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.306(c)	07/20/34	39,500	39,384,190
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.955(c)	04/26/28	33,886	33,876,771
Tralee CLO Ltd. (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.558(c)	04/25/34	32,000	32,034,934
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.594(c)	07/20/32	20,000	20,049,970
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.155(c)	10/25/28	32,228	32,220,578
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.034(c)	10/20/28	23,998	23,990,169
Voya CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.249(c)	07/19/34	30,000	30,004,830
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.384(c)	01/20/32	9,000	9,003,677
Whitebox CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.231(c)	07/24/32	30,500	30,525,931
York CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.634(c)	04/20/32	7,000	7,003,087
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.416(c)	04/15/30	24,432	24,433,323

Total Asset-Backed Securities (cost $1,744,872,957)				1,745,784,204

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 1.7%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475%	09/15/48	66,200	$68,328,522
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	12,800	13,269,373
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	27,885,120
Series 2015-DC01, Class A3	3.219	02/10/48	20,000	20,095,754

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/15/49	45,920	49,237,272
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A3	2.523	08/15/49	16,726	16,754,187
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C032, Class ASB	3.514	12/15/49	7,000	7,491,083
Series 2016-C29, Class A3	3.058	05/15/49	11,000	11,626,490

Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510	05/15/48	7,575	8,063,214
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,815,641
Series 2016-BNK01, Class A2	2.399	08/15/49	10,436	10,706,346

Total Commercial Mortgage-Backed Securities (cost $239,438,315)				239,273,002
Corporate Bonds 81.9%
Aerospace & Defense 1.4%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	5,940,957
Boeing Co. (The),
Sr. Unsec’d. Notes	1.167	02/04/23	30,000	30,063,468
Sr. Unsec’d. Notes	2.700	02/01/27	49,380	51,155,252
Sr. Unsec’d. Notes	4.508	05/01/23	20,000	21,125,091
Sr. Unsec’d. Notes	4.875	05/01/25	22,970	25,573,188
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	2,226,313

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.850	06/15/23	4,460	4,700,614
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	3.650	08/16/23	405	426,160
Sr. Unsec’d. Notes	3.700	12/15/23	4,380	4,651,740

Spirit AeroSystems, Inc., Sr. Sec’d. Notes(a)	3.850	06/15/26	30,500	32,323,926
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	15,000	15,248,139
				193,434,848

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 1.3%
Altria Group, Inc.,
Gtd. Notes	2.350%	05/06/25	10,505	$10,885,883
Gtd. Notes	4.800	02/14/29	3,161	3,635,378
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	2,180	2,348,617
Gtd. Notes	4.700	04/02/27	28,229	31,874,078
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	34,130	34,147,094
Gtd. Notes, 144A	3.950	06/15/25	3,000	3,260,180
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(a)	0.875	05/01/26	43,430	42,650,052
Sr. Unsec’d. Notes	1.500	05/01/25	15,400	15,626,241

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	341	375,931
Viterra Finance BV (Netherlands), Gtd. Notes, 144A	2.000	04/21/26	35,200	35,452,267
				180,255,721
Airlines 0.9%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,305	1,267,084
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	6,564	6,649,781
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.625	03/15/22	20,670	20,852,260
Sr. Unsec’d. Notes(a)	3.800	04/19/23	3,700	3,846,895

Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	20,455	21,900,561
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	20,965	22,318,578
Sr. Unsec’d. Notes	5.125	06/15/27	14,215	16,622,110
Sr. Unsec’d. Notes	5.250	05/04/25	13,915	15,748,333
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	12,866,744
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,693,331
				126,765,677
Apparel 0.5%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.500	11/01/24	12,191	12,905,300

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel (cont’d.)
Tapestry, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/01/25	2,000	$2,164,570
VF Corp.,
Sr. Unsec’d. Notes	2.050	04/23/22	35,190	35,521,881
Sr. Unsec’d. Notes	2.400	04/23/25	22,475	23,404,041
				73,995,792
Auto Manufacturers 4.0%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A(a)	1.450	03/02/26	28,345	28,480,564
Gtd. Notes, 144A	2.550	08/15/22	14,575	14,859,298
Gtd. Notes, 144A	3.700	05/04/23	25,000	26,223,090
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	50,000	50,096,877
Sr. Unsec’d. Notes	3.087	01/09/23	17,580	17,837,755
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	1,900	2,031,635
General Motors Co.,
Sr. Unsec’d. Notes	5.400	10/02/23	7,750	8,454,063
Sr. Unsec’d. Notes(a)	6.800	10/01/27	9,780	12,216,338
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	06/30/22	21,060	21,449,467
Gtd. Notes	3.250	01/05/23	5,500	5,671,884
Gtd. Notes	3.700	05/09/23	10,025	10,463,440
Gtd. Notes	3.950	04/13/24	17,555	18,759,984
Gtd. Notes	4.350	01/17/27	4,925	5,521,877
Sr. Unsec’d. Notes, SOFR + 1.200%	1.250(c)	11/17/23	14,355	14,581,375
Sr. Unsec’d. Notes	1.250	01/08/26	39,885	39,405,064
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	9,335,708
Sr. Unsec’d. Notes	1.700	08/18/23	20,255	20,642,994
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	11,941,504
Sr. Unsec’d. Notes	2.750	06/20/25	26,520	27,733,696
Sr. Unsec’d. Notes	2.900	02/26/25	4,580	4,804,316
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	14,285	14,260,464
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	14,851,429
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.043	09/15/23	14,985	15,583,045
Sr. Unsec’d. Notes, 144A	3.522	09/17/25	4,000	4,254,189

Stellantis Finance US, Inc., Gtd. Notes, 144A	1.711	01/29/27	18,920	18,860,749
Stellantis NV, Sr. Unsec’d. Notes	5.250	04/15/23	53,358	57,031,751

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	2.900%(cc)	10/24/25	10,000	$10,856,923
Sr. Unsec’d. Notes, MTN	0.800	10/16/25	63,290	62,479,620

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A(a)	0.750	11/23/22	20,310	20,379,074
				569,068,173
Auto Parts & Equipment 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000	10/01/25	32,277	36,943,455
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	6,897	7,012,541
				43,955,996
Banks 23.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.239(c)	04/12/23	6,200	6,278,770
Sr. Unsec’d. Notes(a)	1.722(ff)	09/14/27	20,400	20,313,024
Sr. Unsec’d. Notes	1.849	03/25/26	26,200	26,528,182
Sr. Unsec’d. Notes	2.746	05/28/25	10,000	10,485,059
Sr. Unsec’d. Notes	3.500	04/11/22	13,600	13,823,218
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	3,685	3,908,892
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	12,815	13,100,720
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	93,500	93,983,735
Sr. Unsec’d. Notes, MTN	0.981(ff)	09/25/25	29,920	29,956,031
Sr. Unsec’d. Notes, MTN	1.197(ff)	10/24/26	56,790	56,312,492
Sr. Unsec’d. Notes, MTN	1.319(ff)	06/19/26	10,040	10,036,845
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26	52,845	54,223,258
Sr. Unsec’d. Notes, MTN(a)	2.087(ff)	06/14/29	22,800	22,780,381
Sr. Unsec’d. Notes, MTN	2.456(ff)	10/22/25	22,420	23,424,384
Sr. Unsec’d. Notes, MTN	3.864(ff)	07/23/24	35,000	37,038,845
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	65,520	65,852,979
Sub. Notes, MTN	4.000	01/22/25	8,680	9,440,495
Sub. Notes, MTN	4.200	08/26/24	20,000	21,875,208
Sub. Notes, Series L, MTN	3.950	04/21/25	11,000	11,987,817

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.600	04/24/25	26,025	26,587,408
Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	3.625(ff)	10/27/81	50,000	49,668,758

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	3.750%	07/20/23	12,555	$13,287,228
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.852(ff)	05/07/26	6,840	7,178,362
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	66,446	71,290,942
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24	5,124	5,423,889
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	14,800	14,564,875
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29	6,595	6,542,314
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	4,580	4,701,063
Sr. Unsec’d. Notes, 144A(a)	2.819(ff)	11/19/25	10,245	10,730,506
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	27,787	29,629,876
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	15,075	15,571,798
Sr. Unsec’d. Notes, 144A	4.000	09/12/23	6,390	6,797,124
Sr. Unsec’d. Notes, 144A, MTN	2.750	01/11/23	16,480	16,990,569
Sub. Notes, 144A, MTN	4.500	03/15/25	3,640	3,995,746
Sub. Notes, 144A, MTN	5.700	10/22/23	10,000	10,964,490
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	27,353,881
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	15,000	15,494,044
Sr. Unsec’d. Notes	0.981(ff)	05/01/25	26,835	26,937,491
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	58,200	57,386,613
Sr. Unsec’d. Notes(a)	1.462(ff)	06/09/27	81,450	81,017,990
Sr. Unsec’d. Notes	3.142(ff)	01/24/23	11,311	11,405,810
Sr. Unsec’d. Notes	3.352(ff)	04/24/25	33,180	35,243,701
Sr. Unsec’d. Notes(a)	4.044(ff)	06/01/24	8,140	8,610,103
Sr. Unsec’d. Notes	4.500	01/14/22	2,400	2,428,442
Sub. Notes	4.300	11/20/26	8,158	9,172,232
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	9,015	8,882,575
Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26	7,005	7,130,154

Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	2.950	04/09/25	18,380	19,485,774
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.800	06/09/23	25,000	26,323,418
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	12,675	12,400,182
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	3,313,026
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	19,500	20,220,989
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23	16,640	16,719,982
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26	2,050	2,051,202

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Danske Bank A/S (Denmark), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.244%(ff)	12/20/25	2,500	$2,655,041
Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	5,200	5,261,020
Sr. Unsec’d. Notes, 144A	5.375	01/12/24	10,000	10,974,699
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.686	03/19/26	11,140	11,205,846
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,935	1,966,255
Sr. Unsec’d. Notes	3.950	02/27/23	19,320	20,180,973
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	10,350	10,520,143
Discover Bank,
Sr. Unsec’d. Notes	2.450	09/12/24	7,500	7,818,648
Sr. Unsec’d. Notes	3.350	02/06/23	9,710	10,063,456

DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	1.535(ff)	05/25/27	32,540	32,557,438
First Horizon Corp., Sr. Unsec’d. Notes	3.550	05/26/23	26,450	27,612,707
FNB Corp., Sr. Unsec’d. Notes	2.200	02/24/23	11,845	12,022,267
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	16,161,756
Sr. Unsec’d. Notes, SOFR + 0.790%	0.840(c)	12/09/26	28,200	28,179,319
Sr. Unsec’d. Notes	1.093(ff)	12/09/26	28,400	27,981,362
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	51,705	51,552,081
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	72,845	72,630,939
Sr. Unsec’d. Notes	2.908(ff)	06/05/23	48,970	49,765,052
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24	5,000	5,383,831
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	25,800	26,300,819
Sub. Notes(a)	5.950	01/15/27	13,224	15,930,815

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	0.976(ff)	05/24/25	17,105	17,072,453
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	5,400	5,784,902
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A	3.375	01/12/23	31,245	32,328,893
Sr. Unsec’d. Notes, Series XR, 144A	3.250	09/23/24	17,300	18,300,296
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	11/01/22(oo)	11,600	11,688,136
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	16,187,505
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%(a)	3.599(c)	01/30/22(oo)	6,846	6,867,859
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	5,225	5,249,314
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	3.465(c)	01/01/22(oo)	20,000	20,051,099
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	19,620,517

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes(a)	1.045%(ff)	11/19/26	59,970	$59,018,908
Sr. Unsec’d. Notes	1.470(ff)	09/22/27	51,000	50,651,247
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	73,755	73,891,783
Sr. Unsec’d. Notes	2.005(ff)	03/13/26	25,000	25,627,974
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	25,381,123
Sr. Unsec’d. Notes	2.301(ff)	10/15/25	34,120	35,379,183
Sr. Unsec’d. Notes	3.559(ff)	04/23/24	48,980	51,265,270
Sr. Unsec’d. Notes	3.797(ff)	07/23/24	25,000	26,428,537
Sr. Unsec’d. Notes	4.023(ff)	12/05/24	25,230	27,037,321
Sub. Notes	3.375	05/01/23	10,000	10,457,691
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	1.326(ff)	06/15/23	15,410	15,510,633
Sr. Unsec’d. Notes(a)	2.438(ff)	02/05/26	22,615	23,454,021
Sr. Unsec’d. Notes	2.907(ff)	11/07/23	21,300	21,853,151
Sr. Unsec’d. Notes(a)	3.870(ff)	07/09/25	9,165	9,879,975
Sr. Unsec’d. Notes	3.900	03/12/24	4,765	5,122,659
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	1.538(ff)	07/20/27	65,830	65,738,376
Sr. Unsec’d. Notes	2.193	02/25/25	22,430	23,171,071
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	0.849(ff)	09/08/24	23,245	23,328,673
Sr. Unsec’d. Notes	1.241(ff)	07/10/24	36,740	37,160,821
Sr. Unsec’d. Notes	1.554(ff)	07/09/27	28,455	28,382,425
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.736(c)	01/15/22(oo)	17,375	17,495,937
Sr. Unsec’d. Notes	0.790(ff)	05/30/25	24,585	24,514,993
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	49,986,601
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	33,720	33,816,992
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	32,690	32,535,707
Sr. Unsec’d. Notes, MTN	0.560(ff)	11/10/23	32,670	32,719,696
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	15,750	16,497,115
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	24,110	26,012,899
Sub. Notes, GMTN	4.350	09/08/26	2,500	2,819,106
Sub. Notes, MTN	4.100	05/22/23	35,000	36,958,153

National Securities Clearing Corp., Sr. Unsec’d. Notes, 144A	1.200	04/23/23	23,855	24,180,034
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	19,170	19,157,663
Sr. Unsec’d. Notes	3.875	09/12/23	15,672	16,622,556
Sr. Unsec’d. Notes	4.269(ff)	03/22/25	12,290	13,262,451
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	6,800	7,237,994

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A(a)	0.750%	08/28/25	14,855	$14,676,234
PNC Bank NA, Sub. Notes	2.950	01/30/23	4,575	4,720,517
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	1.150	06/10/25	39,830	39,909,348
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27	12,690	12,617,998
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	23,170	24,068,579
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24	29,090	31,103,014
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.902	09/17/28	18,905	18,700,834
Sr. Unsec’d. Notes	2.348	01/15/25	17,590	18,264,318
Sr. Unsec’d. Notes	2.696	07/16/24	31,828	33,398,629
Sr. Unsec’d. Notes	3.102	01/17/23	7,795	8,068,229

Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.300	06/02/23	18,270	18,530,203
Truist Bank, Sr. Unsec’d. Notes	1.500	03/10/25	11,000	11,196,583
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	5,500	5,837,995
Jr. Sub. Notes, Series P	4.950(ff)	09/01/25(oo)	4,500	4,918,947

UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A(a)	1.250	06/01/26	35,460	35,248,560
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	21,325	21,460,371
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	16,370,597
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	21,667	22,084,179
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27	17,600	17,513,287
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	6,745	6,847,963
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/12/27	2,250	2,517,882
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	126,625	130,692,503
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	45,795	49,174,277
				3,357,208,119
Beverages 0.5%
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	25,340	26,485,739
Gtd. Notes, 144A	4.450	05/15/25	18,070	19,906,562

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)

Constellation Brands, Inc., Gtd. Notes	4.750%	11/15/24	8,215	$9,148,706
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.057	05/25/23	2,012	2,126,832
Gtd. Notes	4.417	05/25/25	5,745	6,383,469
				64,051,308
Building Materials 0.5%
Carrier Global Corp., Sr. Unsec’d. Notes	2.242	02/15/25	38,920	40,326,751
Lennox International, Inc.,
Gtd. Notes	1.350	08/01/25	6,120	6,120,845
Gtd. Notes	1.700	08/01/27	2,530	2,509,116

Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,703,307
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	18,329	19,793,492
				72,453,511
Chemicals 1.9%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	8,900	9,305,596
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	8,000	9,133,777
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A	3.400	12/01/26	11,559	12,575,823
Sr. Unsec’d. Notes, 144A	5.125	04/01/25	25,000	28,395,564

Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.625	05/15/26	8,208	8,998,283
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.205	11/15/23	30,640	32,900,599
Eastman Chemical Co.,
Sr. Unsec’d. Notes	3.500	12/01/21	10,245	10,296,413
Sr. Unsec’d. Notes	7.250	01/15/24	13,400	15,148,619

FMC Corp., Sr. Unsec’d. Notes(a)	3.200	10/01/26	14,160	15,156,195
International Flavors & Fragrances, Inc., Sr. Unsec’d. Notes, 144A	1.832	10/15/27	14,385	14,367,429

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
LYB International Finance III LLC,
Gtd. Notes, 3 Month LIBOR + 1.000%	1.145%(c)	10/01/23	17,600	$17,608,641
Gtd. Notes	1.250	10/01/25	15,245	15,216,099

Mosaic Co. (The), Sr. Unsec’d. Notes(a)	3.250	11/15/22	43,215	44,466,713
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes(a)	3.500	06/01/23	6,000	6,247,108
Sr. Unsec’d. Notes	3.625	03/15/24	6,450	6,859,056

Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	14,983,341
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750	06/01/22	1,076	1,090,430
Westlake Chemical Corp., Sr. Unsec’d. Notes	3.600	07/15/22	10,000	10,163,934
				272,913,620
Commercial Services 2.3%
Ashtead Capital, Inc. (United Kingdom), Gtd. Notes, 144A	1.500	08/12/26	20,725	20,490,214
Automatic Data Processing, Inc., Sr. Unsec’d. Notes(a)	1.700	05/15/28	7,215	7,298,404
Equifax, Inc.,
Sr. Unsec’d. Notes	2.600	12/01/24	3,975	4,172,154
Sr. Unsec’d. Notes	2.600	12/15/25	7,000	7,341,599
Sr. Unsec’d. Notes	3.950	06/15/23	13,415	14,150,654
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.600	12/01/21	25,000	25,045,807
Gtd. Notes, 144A	2.700	11/01/23	14,985	15,572,469
Gtd. Notes, 144A	3.300	12/01/26	9,230	9,989,459
Gtd. Notes, 144A	3.800	11/01/25	19,523	21,350,732

Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	16,290	17,019,406
IHS Markit Ltd.,
Gtd. Notes, 144A	4.750	02/15/25	20,739	22,939,615
Gtd. Notes, 144A	5.000	11/01/22	15,876	16,447,801
Sr. Unsec’d. Notes	3.625	05/01/24	12,500	13,299,031
Sr. Unsec’d. Notes	4.125	08/01/23	6,260	6,634,877

Leland Stanford Junior University (The), Unsec’d. Notes	1.289	06/01/27	12,495	12,537,610
Moody’s Corp., Sr. Unsec’d. Notes	3.750	03/24/25	68,500	74,478,033

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500%	03/16/23	6,240	$6,501,830
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	16,325	17,970,156
Sr. Unsec’d. Notes	4.125	09/12/22	5,899	6,104,909
				319,344,760
Computers 1.4%
Apple, Inc.,
Sr. Unsec’d. Notes	1.125	05/11/25	40,000	40,260,219
Sr. Unsec’d. Notes	3.000	02/09/24	13,990	14,746,047
Sr. Unsec’d. Notes	3.350	02/09/27	7,000	7,714,880

Dell International LLC/EMC Corp., Sr. Sec’d. Notes	5.850	07/15/25	22,500	26,170,529
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24	21,970	23,423,238
Gtd. Notes	3.700	04/01/22	6,110	6,194,857

Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes(a)	1.750	04/10/26	15,895	15,973,745
International Business Machines Corp., Sr. Unsec’d. Notes(a)	1.700	05/15/27	22,200	22,502,171
Leidos, Inc.,
Gtd. Notes	2.950	05/15/23	7,040	7,288,148
Gtd. Notes	3.625	05/15/25	8,205	8,858,868

NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	18,920	19,385,104
				192,517,806
Diversified Financial Services 1.8%
American Express Co., Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	16,377,798
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	3.000	04/02/25	11,305	12,008,920
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A(a)	4.875	05/01/24	37,750	41,106,027
Charles Schwab Corp. (The), Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)	11,850	13,165,893
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.500(cc)	06/12/24	3,870	4,169,176

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	0.700%	06/15/23	22,050	$22,149,647
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23	10,073	10,708,061
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125	01/20/23	25,625	27,099,889
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	16,902,887
Sr. Unsec’d. Notes	2.172	07/14/28	6,100	6,048,962
Sr. Unsec’d. Notes(a)	2.648	01/16/25	17,985	18,734,742
Visa, Inc.,
Sr. Unsec’d. Notes(a)	1.900	04/15/27	10,360	10,697,181
Sr. Unsec’d. Notes	3.150	12/14/25	7,000	7,592,900

Western Union Co. (The), Sr. Unsec’d. Notes(a)	1.350	03/15/26	45,050	44,420,130
				251,182,213
Electric 7.2%
Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23	20,000	20,363,712
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26	18,650	18,375,321
Gtd. Notes, 144A	3.750	06/15/23	24,100	25,272,224

Ameren Corp., Sr. Unsec’d. Notes	1.750	03/15/28	18,710	18,343,021
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series I	3.650	12/01/21	9,765	9,817,804
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24	6,018	6,412,392
Sr. Unsec’d. Notes	3.200	04/15/25	14,245	15,178,257

Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	4.050	04/15/25	33,010	36,298,519
Calpine Corp., Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	8,000	8,102,248
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26	24,160	24,180,976
Sr. Unsec’d. Notes	2.500	09/01/22	12,160	12,386,939
Sr. Unsec’d. Notes	2.500	09/01/24	21,620	22,580,996

Cleveland Electric Illuminating Co. (The), First Mortgage	5.500	08/15/24	5,925	6,680,373

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

CMS Energy Corp., Sr. Unsec’d. Notes	2.950%	02/15/27	2,445	$2,586,576
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	13,520	14,298,956
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	35,129	37,658,086
Sr. Unsec’d. Notes, 144A	2.450	01/15/23	10,000	10,257,924
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	10,173,240
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22	20,000	20,397,637
Sr. Unsec’d. Notes, Series C	2.529	10/01/24	38,222	39,925,621
Sr. Unsec’d. Notes, Series F	1.050	06/01/25	41,902	41,560,635

Duke Energy Corp., Jr. Sub. Notes	3.250(ff)	01/15/82	23,430	23,351,242
Duke Energy Progress LLC, First Mortgage	3.375	09/01/23	6,690	7,045,990
Edison International, Sr. Unsec’d. Notes	4.950	04/15/25	28,800	31,759,124
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.375	07/12/26	11,300	11,225,594
Gtd. Notes, 144A(a)	1.875	07/12/28	32,320	32,115,641
Entergy Corp.,
Sr. Unsec’d. Notes	0.900	09/15/25	32,125	31,555,851
Sr. Unsec’d. Notes	4.000	07/15/22	10,493	10,726,386

Entergy Gulf States Louisiana LLC, First Mortgage	5.590	10/01/24	3,601	4,089,631
Evergy Metro, Inc., Sec’d. Notes	3.650	08/15/25	15,750	17,124,522
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	2,330	2,473,748
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	90,279	91,858,691
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	3.350	07/15/22	25,000	25,291,289
Georgia Power Co., Sr. Unsec’d. Notes(a)	5.750	04/15/23	2,000	2,154,770
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	8,574,367
MidAmerican Energy Co., First Mortgage	3.100	05/01/27	2,000	2,174,617
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	4,236	4,535,971

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.800%	01/15/23	14,510	$14,925,589
Gtd. Notes(a)	3.150	04/01/24	17,375	18,374,079

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	9,883,978
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	28,700	28,662,327
First Mortgage(a)	3.000	06/15/28	12,000	12,103,761

Pinnacle West Capital Corp., Sr. Unsec’d. Notes(a)	1.300	06/15/25	38,970	38,849,661
PSEG Power LLC, Gtd. Notes	3.850	06/01/23	15,435	16,264,554
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	26,665	26,208,082
Sr. Unsec’d. Notes	2.875	06/15/24	14,045	14,786,714
Puget Energy, Inc.,
Sr. Sec’d. Notes	5.625	07/15/22	2,500	2,567,771
Sr. Sec’d. Notes, 144A	2.379	06/15/28	9,809	9,837,158

Sempra Energy, Sr. Unsec’d. Notes(a)	2.900	02/01/23	17,000	17,502,706
Southern California Edison Co., First Mortgage, Series D	3.400	06/01/23	36,132	37,710,128
Southern Co. (The), Sr. Unsec’d. Notes, Series 21-B(a)	1.750	03/15/28	18,625	18,437,673
Tucson Electric Power Co., Sr. Unsec’d. Notes(a)	3.050	03/15/25	5,897	6,263,902
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	20,525	21,550,186
Sr. Sec’d. Notes, 144A	3.700	01/30/27	10,000	10,535,746
				1,011,372,906
Electronics 0.5%
SYNNEX Corp., Sr. Unsec’d. Notes, 144A	1.250	08/09/24	60,230	60,261,875
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	16,030	16,893,715
				77,155,590

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 0.8%
Campbell Soup Co., Sr. Unsec’d. Notes	3.950%	03/15/25	14,769	$16,094,715
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	62,344	65,542,386
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	23,140	23,572,900
Sysco Corp., Gtd. Notes(a)	5.650	04/01/25	8,820	10,138,635
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.900	09/28/23	4,320	4,597,586
				119,946,222
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	1.750	09/30/25	23,870	24,417,940
Smurfit Kappa Treasury Funding DAC (Ireland), Gtd. Notes	7.500	11/20/25	3,902	4,812,009
				29,229,949
Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	16,559	18,281,172
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	5,589,143

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes(a)	0.700	03/02/23	15,430	15,430,269
Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	10,467,079
NiSource, Inc., Sr. Unsec’d. Notes(a)	0.950	08/15/25	29,120	28,766,598
				78,534,261
Healthcare-Products 0.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes	3.450	03/01/24	18,915	20,072,846
Sr. Unsec’d. Notes	4.125	10/01/23	7,000	7,419,193
				27,492,039

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 1.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.800%	06/15/23	41,379	$42,851,439
Anthem, Inc., Sr. Unsec’d. Notes	2.950	12/01/22	22,580	23,209,113
Bon Secours Mercy Health, Inc., Sec’d. Notes	1.350	06/01/25	2,775	2,785,495
Centene Corp., Sr. Unsec’d. Notes	2.450	07/15/28	10,000	10,048,336
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	23,576	24,802,111
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	25,000	27,932,193
Sr. Sec’d. Notes	4.750	05/01/23	3,949	4,196,589
Sr. Sec’d. Notes	5.000	03/15/24	17,500	19,194,410
Sr. Sec’d. Notes	5.250	04/15/25	9,400	10,653,094

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A(a)	1.500	06/01/25	5,370	5,440,659
Humana, Inc., Sr. Unsec’d. Notes	3.850	10/01/24	3,500	3,784,768
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.300	12/01/24	15,525	16,164,889
Sr. Unsec’d. Notes	3.250	09/01/24	2,320	2,469,935

PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,630,836
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450	06/01/26	6,256	6,803,243
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.375	01/28/27	10,800	11,295,317
Sutter Health, Unsec’d. Notes, Series 20A	1.321	08/15/25	11,250	11,279,343
				227,541,770
Home Builders 0.3%
D.R. Horton, Inc., Gtd. Notes	2.500	10/15/24	20,165	21,122,078
Lennar Corp., Gtd. Notes	4.125	01/15/22	15,600	15,622,457
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	737	821,749
				37,566,284

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.4%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A	2.536%	07/19/22	29,325	$29,753,645
Sr. Unsec’d. Notes, 144A	2.679	07/19/24	27,540	28,822,591
				58,576,236
Household Products/Wares 0.1%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	08/01/22	13,840	14,056,926
Housewares 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	4.000	06/15/22	10,895	11,044,400
Sr. Unsec’d. Notes	4.350	04/01/23	30,200	31,461,242
Sr. Unsec’d. Notes	4.700	04/01/26	15,075	16,615,003
Sr. Unsec’d. Notes	4.875	06/01/25	2,500	2,759,745
				61,880,390
Insurance 1.1%
American International Group, Inc.,
Sr. Unsec’d. Notes(a)	3.900	04/01/26	8,610	9,539,693
Sr. Unsec’d. Notes	4.125	02/15/24	4,640	5,009,617
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	5,660,039
Sr. Unsec’d. Notes	3.950	05/15/24	10,034	10,780,535

Great-West Lifeco US Finance 2020 LP (Canada), Gtd. Notes, 144A	0.904	08/12/25	17,200	16,927,746
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250	06/15/23	14,168	15,017,413
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	2,510	2,590,742
Principal Financial Group, Inc., Gtd. Notes	3.125	05/15/23	3,500	3,646,043
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.875	01/12/26	22,970	22,517,735
Protective Life Global Funding, Sec’d. Notes, 144A	1.082	06/09/23	20,125	20,347,805

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Unum Group, Sr. Unsec’d. Notes	4.000%	03/15/24	29,359	$31,483,441
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22	16,075	16,371,350
				159,892,159
Internet 0.3%
Amazon.com, Inc.,
Sr. Unsec’d. Notes(a)	1.200	06/03/27	5,000	4,984,336
Sr. Unsec’d. Notes(a)	1.650	05/12/28	17,390	17,532,694

Expedia Group, Inc., Gtd. Notes	4.625	08/01/27	14,500	16,442,494
				38,959,524
Iron/Steel 0.3%
Reliance Steel & Aluminum Co., Sr. Unsec’d. Notes	1.300	08/15/25	9,130	9,108,205
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	1.650	10/15/27	7,750	7,668,016
Sr. Unsec’d. Notes	2.400	06/15/25	3,100	3,226,560
Sr. Unsec’d. Notes	2.800	12/15/24	16,543	17,441,120
				37,443,901
Lodging 0.7%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A(a)	3.300	02/15/26	1,750	1,749,332
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	0.000(c)	10/01/23	14,695	14,710,398
Sr. Unsec’d. Notes	1.300	10/01/23	11,760	11,775,550

Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.200	08/08/24	19,205	19,717,273
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300	01/15/22	36,420	36,549,425
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	9,250	10,588,769

MGM Resorts International, Gtd. Notes	6.000	03/15/23	3,000	3,172,859
				98,263,606

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.2%
Weir Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200%	05/13/26	23,685	$23,915,596
Machinery-Diversified 0.5%
John Deere Capital Corp., Sr. Unsec’d. Notes	3.650	10/12/23	1,860	1,982,840
Otis Worldwide Corp., Sr. Unsec’d. Notes	2.293	04/05/27	13,945	14,486,896
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	4,244,417
Gtd. Notes	3.450	11/15/26	25,396	27,214,442
Gtd. Notes	4.375	08/15/23	1,720	1,806,766
Gtd. Notes	4.400	03/15/24	3,900	4,193,800
Gtd. Notes	4.950	09/15/28	8,770	10,092,998
				64,022,159
Media 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	29,870	29,853,736
Sr. Sec’d. Notes	4.464	07/23/22	49,305	50,553,701
Sr. Sec’d. Notes	4.908	07/23/25	42,252	47,495,293
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	6,908	7,487,310
Gtd. Notes	3.700	04/15/24	11,340	12,195,120
Gtd. Notes	3.950	10/15/25	23,007	25,530,268
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	8,803	9,323,131
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	17,183	18,575,581
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	520	569,365
ViacomCBS, Inc.,
Jr. Sub. Notes(a)	5.875(ff)	02/28/57	5,449	5,522,544
Sr. Unsec’d. Notes	3.500	01/15/25	5,000	5,354,718
Sr. Unsec’d. Notes	4.750	05/15/25	41,757	46,863,255
				259,324,022
Mining 0.2%
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	5,758	6,373,473
Newmont Corp., Gtd. Notes	3.700	03/15/23	723	749,299

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.750%	02/01/23	8,065	$8,218,073
Sr. Unsec’d. Notes	4.750	01/15/22	14,157	14,198,432

Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	1,925	2,143,235
				31,682,512
Miscellaneous Manufacturing 0.7%
General Electric Co., Sr. Unsec’d. Notes(a)	3.450	05/01/27	16,665	18,291,891
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	16,150	18,040,610
Pentair Finance Sarl, Gtd. Notes	3.150	09/15/22	25,000	25,224,288
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A	1.200	03/11/26	25,200	25,124,132
Gtd. Notes, 144A	1.700	03/11/28	9,700	9,687,099
Textron, Inc.,
Sr. Unsec’d. Notes	3.650	03/15/27	5,946	6,531,708
Sr. Unsec’d. Notes	3.875	03/01/25	2,750	2,976,186
				105,875,914
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500	12/01/24	11,000	12,139,370
Oil & Gas 3.6%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A(a)	3.000	01/15/25	34,734	36,557,533
BG Energy Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000	10/15/21	4,000	4,005,819
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	10,800	11,559,828
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	2.950	01/15/23	11,400	11,731,924
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	29,715	31,232,147
Gtd. Notes	4.500	04/15/23	5,035	5,213,312
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A	5.250	10/15/27	22,365	23,765,768
Sr. Unsec’d. Notes, 144A	5.875	06/15/28	4,000	4,400,429

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes	0.900%	03/24/23	12,575	$12,575,120
Gtd. Notes	2.875	12/01/24	57,275	60,087,832
Gtd. Notes	3.250	12/01/26	7,050	7,535,702

Exxon Mobil Corp., Sr. Unsec’d. Notes	2.992	03/19/25	20,000	21,332,559
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	13,715	15,274,471
Lundin Energy Finance BV (Netherlands), Gtd. Notes, 144A	2.000	07/15/26	28,150	28,324,151
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	3.800	04/01/28	7,265	7,983,335
Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.120(s)	10/10/36	34,230	18,815,327
Ovintiv Exploration, Inc.,
Gtd. Notes	5.375	01/01/26	5,500	6,210,895
Gtd. Notes(a)	5.625	07/01/24	49,582	54,949,338

Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A	5.625	10/15/27	22,598	24,109,262
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.490	01/23/27	18,100	19,133,902
Gtd. Notes(a)	6.840	01/23/30	31,103	32,019,655

Phillips 66, Gtd. Notes	3.850	04/09/25	1,835	1,999,509
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.750	01/15/24	16,015	15,992,524
Sr. Unsec’d. Notes	1.125	01/15/26	10,955	10,820,999
Sr. Unsec’d. Notes(a)	4.450	01/15/26	25,000	27,890,613
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27	8,120	8,179,098
Sr. Unsec’d. Notes	2.850	04/15/25	4,600	4,844,567
				506,545,619
Oil & Gas Services 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773	12/15/22	21,720	22,311,089
Packaging & Containers 1.5%
Ball Corp.,
Gtd. Notes	4.875	03/15/26	14,297	15,766,955

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ball Corp., (cont’d.)
Gtd. Notes	5.250%	07/01/25	8,000	$8,933,524
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	0.950	02/15/24	11,905	11,918,135
Sr. Sec’d. Notes, 144A(a)	1.570	01/15/26	56,497	56,517,915

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	0.821	04/15/24	62,445	62,035,476
Sealed Air Corp.,
Gtd. Notes, 144A	5.500	09/15/25	20,598	23,020,585
Sr. Sec’d. Notes, 144A(a)	1.573	10/15/26	12,875	12,809,075

Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	11,401,123
WRKCo, Inc., Gtd. Notes	3.750	03/15/25	10,190	11,022,328
				213,425,116
Pharmaceuticals 4.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.600	11/21/24	24,939	26,215,014
Sr. Unsec’d. Notes	2.950	11/21/26	58,721	62,919,779
Sr. Unsec’d. Notes	3.600	05/14/25	23,064	24,967,789
Sr. Unsec’d. Notes	3.800	03/15/25	26,273	28,541,085
Sr. Unsec’d. Notes	3.850	06/15/24	36,962	39,754,874
Allergan Funding SCS,
Gtd. Notes	3.450	03/15/22	1,350	1,359,770
Gtd. Notes(a)	3.800	03/15/25	13,136	13,908,095
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	2.200	07/15/22	14,455	14,568,355
Gtd. Notes, 144A	3.375	07/15/24	10,600	11,202,288
Gtd. Notes, 144A	3.875	12/15/23	14,490	15,413,492
Gtd. Notes, 144A	4.250	12/15/25	4,913	5,427,283

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.363	06/06/24	11,327	12,040,910
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes(a)	2.750	02/15/23	30,500	31,444,152
Sr. Unsec’d. Notes	2.900	07/26/24	7,477	7,939,313
Sr. Unsec’d. Notes	3.250	02/20/23	11,546	11,984,589
Sr. Unsec’d. Notes	3.875	08/15/25	1,885	2,077,812

Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200	03/15/23	21,299	22,136,778

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes	3.050%	11/30/22	14,900	$15,323,142
Gtd. Notes	3.250	04/15/25	14,615	15,623,924
Gtd. Notes	3.400	03/01/27	27,313	29,811,611
Gtd. Notes	3.500	06/15/24	7,000	7,476,134
Gtd. Notes	4.500	02/25/26	26,568	29,939,301
Sr. Unsec’d. Notes(a)	1.250	03/15/26	8,000	7,979,883
CVS Health Corp.,
Sr. Unsec’d. Notes	3.700	03/09/23	837	874,063
Sr. Unsec’d. Notes	3.875	07/20/25	19,000	20,805,818
Sr. Unsec’d. Notes	4.300	03/25/28	16,373	18,669,810
Sr. Unsec’d. Notes	5.000	12/01/24	28,966	32,359,301
Sr. Unsec’d. Notes	6.250	06/01/27	1,000	1,231,978

EMD Finance LLC (Germany), Gtd. Notes, 144A	3.250	03/19/25	5,000	5,332,588
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	5,085	5,413,126
Gtd. Notes, 144A	3.125	01/15/23	26,100	26,957,574

Perrigo Co. PLC, Sr. Unsec’d. Notes	4.000	11/15/23	4,878	5,083,176
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	31,385	32,719,383
Gtd. Notes	3.200	09/23/26	7,300	7,882,804

Viatris, Inc., Gtd. Notes, 144A	2.300	06/22/27	17,625	18,002,214
				613,387,208
Pipelines 2.7%
El Paso Natural Gas Co. LLC, Gtd. Notes	8.625	01/15/22	2,675	2,735,887
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	13,451,352
Sr. Unsec’d. Notes	5.875	01/15/24	64,160	70,439,770

EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400	04/01/24	3,675	3,819,573
Enterprise Products Operating LLC, Gtd. Notes, Series D	4.875(ff)	08/16/77	9,500	9,347,915
EQM Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.750	07/15/23	1,566	1,638,265
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	10,000	10,240,401

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Kinder Morgan Energy Partners LP, (cont’d.)
Gtd. Notes	4.150%	02/01/24	16,886	$18,058,311

Magellan Midstream Partners LP, Sr. Unsec’d. Notes	3.200	03/15/25	2,900	3,045,609
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A(a)	3.625	04/01/22	3,165	3,202,598
Gtd. Notes, 144A	3.900	04/01/24	5,090	5,319,856
MPLX LP,
Sr. Unsec’d. Notes(a)	3.375	03/15/23	1,872	1,943,019
Sr. Unsec’d. Notes(a)	4.125	03/01/27	11,570	12,911,186
Sr. Unsec’d. Notes	4.500	07/15/23	7,725	8,177,276
Sr. Unsec’d. Notes	4.875	12/01/24	22,500	24,921,628
Sr. Unsec’d. Notes	4.875	06/01/25	12,500	13,951,754

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	6,670	6,809,793
ONEOK, Inc.,
Gtd. Notes	2.750	09/01/24	22,520	23,603,883
Gtd. Notes(a)	5.850	01/15/26	11,177	13,122,285
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	2.450	12/15/24	14,860	15,421,276
Sr. Unsec’d. Notes(a)	3.750	03/01/28	12,095	13,116,532
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23	7,555	7,722,905
Sr. Unsec’d. Notes	3.600	11/01/24	10,000	10,657,155
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	18,205,439

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	13,374,558
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	4,534,053
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,523,983
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000	07/01/22	13,191	13,386,711
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.350	08/15/22	2,078	2,116,064
Sr. Unsec’d. Notes	4.300	03/04/24	22,995	24,701,455
Sr. Unsec’d. Notes	4.500	11/15/23	10,697	11,462,198
				382,962,690

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125%	03/20/22	18,000	$18,189,694
Sr. Unsec’d. Notes, 144A(a)	3.875	03/20/27	12,558	13,842,205
				32,031,899
Real Estate Investment Trusts (REITs) 2.7%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.450	06/01/25	5,774	6,237,368
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,658,005
Gtd. Notes	4.100	10/01/24	15,500	16,679,610

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28	26,313	26,550,557
Corporate Office Properties LP, Gtd. Notes	2.250	03/15/26	6,860	7,023,468
Crown Castle International Corp., Sr. Unsec’d. Notes	1.350	07/15/25	8,630	8,669,629
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes(a)	2.900	11/15/24	14,450	15,141,714
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	27,550	27,072,862
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes(a)	3.350	09/01/24	15,603	16,475,413
Gtd. Notes	5.250	06/01/25	28,802	32,139,905
Gtd. Notes(a)	5.375	04/15/26	12,355	14,059,892
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,924,098
Sr. Unsec’d. Notes, Series D	3.750	10/15/23	33,196	34,780,877
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	4,382,307

Kimco Realty Corp., Sr. Unsec’d. Notes	1.900	03/01/28	35,310	35,289,698
Sabra Health Care LP,
Gtd. Notes	4.800	06/01/24	5,315	5,851,413
Gtd. Notes	5.125	08/15/26	1,450	1,622,561

Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	16,800	17,380,161
Spirit Realty LP, Gtd. Notes	2.100	03/15/28	14,165	14,035,098
VEREIT Operating Partnership LP,
Gtd. Notes(a)	2.200	06/15/28	11,225	11,361,438

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VEREIT Operating Partnership LP, (cont’d.)
Gtd. Notes	3.400%	01/15/28	31,500	$34,038,833
Gtd. Notes	4.600	02/06/24	14,000	15,106,690
Welltower, Inc.,
Sr. Unsec’d. Notes(a)	2.700	02/15/27	6,385	6,745,933
Sr. Unsec’d. Notes	3.625	03/15/24	4,900	5,224,713

Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500	01/15/25	7,400	9,100,840
WP Carey, Inc., Sr. Unsec’d. Notes	4.250	10/01/26	1,100	1,234,101
				375,787,184
Retail 1.1%
7-Eleven, Inc., Sr. Unsec’d. Notes, 144A(a)	0.800	02/10/24	16,850	16,840,467
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	24,993	27,522,540
AutoZone, Inc., Sr. Unsec’d. Notes	3.125	04/18/24	28,390	30,022,495
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.375	06/20/27	17,375	17,463,218
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	3.700	05/15/23	12,500	13,103,533
Sr. Unsec’d. Notes	4.000	05/15/25	14,425	15,770,364
Ross Stores, Inc.,
Sr. Unsec’d. Notes	0.875	04/15/26	33,315	32,713,992
Sr. Unsec’d. Notes(a)	4.600	04/15/25	1,955	2,181,443
				155,618,052
Savings & Loans 0.3%
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/21	12,000	12,163,220
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN(a)	3.622(ff)	04/26/23	23,490	23,905,651
				36,068,871
Semiconductors 1.8%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	75,432	75,194,846
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	29,460	30,530,072

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)

Microchip Technology, Inc., Sr. Sec’d. Notes	2.670%	09/01/23	84,009	$87,118,922
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A	3.875	09/01/22	20,800	21,426,851
Gtd. Notes, 144A	4.625	06/01/23	22,975	24,455,620
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes	0.900	06/01/23	11,785	11,806,795
Sr. Unsec’d. Notes(a)	1.800	06/01/26	7,000	7,083,882
				257,616,988
Software 1.5%
Citrix Systems, Inc., Sr. Unsec’d. Notes	1.250	03/01/26	15,030	14,768,883
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	14,320	14,197,663
Sr. Unsec’d. Notes(a)	1.650	03/01/28	14,285	14,098,115

Fiserv, Inc., Sr. Unsec’d. Notes	3.800	10/01/23	7,805	8,297,489
Infor, Inc.,
Sr. Unsec’d. Notes, 144A(a)	1.450	07/15/23	4,810	4,864,096
Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	7,030,063

Oracle Corp., Sr. Unsec’d. Notes	2.500	04/01/25	88,696	92,800,499
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.000	09/15/25	35,570	35,368,153
Sr. Unsec’d. Notes	3.650	09/15/23	14,750	15,629,426
				207,054,387
Telecommunications 2.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650	02/01/28	26,730	26,484,354
Sr. Unsec’d. Notes	1.700	03/25/26	36,550	37,023,468
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	36,252,234

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	33,171	34,919,730
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.000	09/01/24	7,000	7,623,775
NTT Finance Corp. (Japan), Gtd. Notes, 144A	1.162	04/03/26	31,055	30,865,205

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Sprint Communications, Inc., Gtd. Notes	6.000%	11/15/22	15,000	$15,750,000
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	18,655	21,238,172
Gtd. Notes	7.625	02/15/25	6,950	8,125,009
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.050	02/15/28	6,765	6,820,363
Sr. Sec’d. Notes	3.500	04/15/25	55,926	60,205,131

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.100	03/22/28	31,185	31,659,360
				316,966,801
Transportation 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.000	12/15/25	3,750	4,629,921
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25	19,455	21,710,342
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	26,000	27,442,509
				53,782,772
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	10,930	10,811,232
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	25,787,931
				36,599,163

Total Corporate Bonds (cost $11,270,210,352)				11,502,176,719
Residential Mortgage-Backed Securities 0.8%
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.686(c)	09/15/22	34,720	34,862,834
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.586(c)	02/22/23	24,990	25,040,695
Series 2021-EBO01, Class A1X, 144A^	1.385(cc)	09/15/22	15,000	15,000,000
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.836(c)	03/31/23	24,960	25,047,545

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.902%(c)	12/25/22	10,693	$10,734,668

Total Residential Mortgage-Backed Securities (cost $110,363,100)				110,685,742
U.S. Treasury Obligations(k) 0.1%
U.S. Treasury Notes	1.125	02/28/22	4,200	4,218,539
U.S. Treasury Notes	1.250	03/31/28	3,545	3,546,108
U.S. Treasury Notes	1.750	06/15/22	605	612,137
U.S. Treasury Notes	1.750	12/31/24	295	306,109

Total U.S. Treasury Obligations (cost $8,656,668)				8,682,893

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 6.499%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40(a) (cost $3,342,000)	132,000	3,663,000

Total Long-Term Investments (cost $13,376,883,392)		13,610,265,560

Short-Term Investments 7.0%
Affiliated Mutual Funds 6.8%
PGIM Core Ultra Short Bond Fund(wa)	623,749,828	623,749,828
PGIM Institutional Money Market Fund (cost $340,601,568; includes $340,584,965 of cash collateral for securities on loan)(b)(wa)	340,850,080	340,645,570

Total Affiliated Mutual Funds (cost $964,351,396)		964,395,398

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bond 0.2%
Electric
Pacific Gas & Electric Co., First Mortgage, 3 Month LIBOR + 1.375% (cost $27,770,000)	1.500%(c)	11/15/21	27,770	$27,781,226

Total Short-Term Investments (cost $992,121,396)				992,176,624

TOTAL INVESTMENTS 103.9% (cost $14,369,004,788)				14,602,442,184
Liabilities in excess of other assets(z) (3.9)%				(553,366,240)

Net Assets 100.0%				$14,049,075,944

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,000,000 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $333,786,366; cash collateral of $340,584,965 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9,966	2 Year U.S. Treasury Notes	Dec. 2021	$2,193,065,021	$(1,378,832)
2,849	5 Year U.S. Treasury Notes	Dec. 2021	349,692,499	(2,085,531)
				(3,464,363)
Short Positions:
3,182	10 Year U.S. Treasury Notes	Dec. 2021	418,781,047	5,657,572
9	10 Year U.S. Ultra Treasury Notes	Dec. 2021	1,307,250	25,723
125	20 Year U.S. Treasury Bonds	Dec. 2021	19,902,344	437,070
25	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	4,776,562	131,214
				6,251,579
				$2,787,216
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Teck Resources Ltd.	06/20/23	5.000%(Q)	8,065	$(537,196)	$(634,357)	$(97,161)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	1.153%	$6,780,015	$7,104,200	$324,185

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eastman Chemical Co.	12/20/23	1.000%(Q)	7,950	$(142,323)	$(87,348)	$(54,975)	Goldman Sachs International
Host Hotels & Resorts LP	12/20/25	1.000%(Q)	4,250	(34,840)	122,239	(157,079)	Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)	3,500	(58,166)	121,016	(179,182)	Morgan Stanley & Co. International PLC
				$(235,329)	$155,907	$(391,236)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2021 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).